EQ ADVISORS TRUSTSM

1290 VT DoubleLine Dynamic Allocation Portfolio

SUPPLEMENT DATED MAY 4, 2022, TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022

This Supplement updates certain information about the 1290 VT DoubleLine Dynamic Allocation Portfolio contained in the Summary Prospectus and Prospectus dated May 1, 2022, of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Important Notice Regarding Change in Investment Policy

The purpose of this Supplement is to provide you with information regarding the restructuring of the 1290 VT DoubleLine Dynamic Allocation Portfolio (“Portfolio”) to a fund of funds structure, and the adoption of a new policy by the Portfolio to invest, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies. The Portfolio will be renamed “Equitable Conservative Growth MF/ETF Portfolio”.

The Board of Trustees of the Trust has approved certain changes with respect to the Portfolio, including (1) a restructuring of the Portfolio from a sub-advised fund to a fund of funds; (2) a change to the Portfolio’s investment objective and principal investment strategy, including the adoption of a new non-fundamental 80% policy to invest, under normal market conditions, at least 80% of the Portfolio’s net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies; (3) a change in the Portfolio’s performance benchmark; (4) a change in the Portfolio’s name to Equitable Conservative Growth MF/ETF Portfolio; (5) the termination of DoubleLine Capital LP (“DoubleLine”) as sub-adviser to the Portfolio; (6) an amendment to the Investment Advisory Agreement between the Trust and Equitable Investment Management Group, LLC (“EIM”) with respect to the Portfolio to reflect a decrease in the investment advisory fee rate; (7) an amendment to the Mutual Funds Service Agreement among the Trust, EIM and Equitable Investment Management, LLC (“Administrator”) with respect to the Portfolio to reflect an increase in the administrative services fee rate; and (8) an amendment to the Expense Limitation Agreement among the Trust, EIM and the Administrator with respect to the Portfolio to reflect a decrease in the maximum annual operating expense limit. These changes are further described below.

In accordance with the restructuring approved by the Board of Trustees, effective on or about August 19, 2022, the Portfolio will be managed by EIM and will seek to achieve total return from long-term capital appreciation and income, with a greater emphasis on current income by investing in other mutual funds managed by EIM and in investment companies managed by investment managers other than EIM (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies (“Underlying ETFs”) comprising various equity and fixed income asset categories. The Portfolio’s target allocation for long-term investments will be approximately 40% of its assets in equity investments and approximately 58% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. The Portfolio will also hold approximately 2% of its assets in cash and cash-equivalent instruments. The Portfolio’s new benchmarks will be the MSCI ACWI Index and Bloomberg U.S. Aggregate Bond Index, as well as a composite benchmark of 40% MSCI ACWI Index and 60% Bloomberg U.S. Aggregate Bond Index. The Portfolio’s name will change to Equitable Conservative Growth MF/ETF Portfolio.

In connection with the restructuring, the Portfolio will experience a transition period during which substantially all of the securities held in the Portfolio will be sold and the Portfolio’s holdings repositioned. The Portfolio may not pursue its investment objective and principal investment strategy during the transition period and may incur increased brokerage commissions and other transaction costs in connection with the restructuring. The transition may be completed in several weeks, depending on market conditions, the particular circumstances of the transition, and other factors.

The following changes to the Summary Prospectus and Prospectus are effective on or about August 19, 2022:

The name of the Portfolio will change to “Equitable Conservative Growth MF/ETF Portfolio” and all references to 1290 VT DoubleLine Dynamic Allocation Portfolio are deleted and replaced with “Equitable Conservative Growth MF/ETF Portfolio”.

All references to DoubleLine as the sub-adviser to the Portfolio are deleted.

The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investment Objective” is deleted in its entirety and replaced with the following:

Investment Objective: Seeks to achieve total return from long-term capital appreciation and income, with greater emphasis on current income.

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The section of the Portfolio’s Summary Prospectus entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Equitable Conservative Growth MF/ETF Portfolio	Class IB Shares
Management Fee[1]	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%
Other Expenses[1]	0.28%
Acquired Fund Fees and Expenses[1]	0.46%
Total Annual Portfolio Operating Expenses[1]	1.14%
Fee Waiver and/or Expense Reimbursement[2,3]	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,3]	1.10%
[1]	Expenses have been restated to reflect current fees in connection with the Portfolio’s restructuring as a fund of funds.
[2]	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2024. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.
[3]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$112	$358	$624	$1,383

The section of the Portfolio’s Prospectus entitled “Fees and Expenses of the Portfolio” is deleted in its entirety and replaced with the following:

FEES AND EXPENSES OF THE PORTFOLIO

The following table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts (“Contracts”), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Not applicable.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class IB Shares	Class K Shares
Management Fee[1]	0.15%	0.15%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.00%
Other Expenses[1]	0.28%	0.28%
Acquired Fund Fees and Expenses[1]	0.46%	0.46%
Total Annual Portfolio Operating Expenses[1]	1.14%	0.89%
Fee Waiver and/or Expense Reimbursement[2,3]	-0.04%	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1,3]	1.10%	0.85%
[1]	Expenses have been restated to reflect current fees in connection with the Portfolio’s restructuring as a fund of funds.
[2]	Pursuant to a contract, Equitable Investment Management Group, LLC (the “Adviser”) has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolio through April 30, 2024 (unless the Board of Trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Arrangement”) so that the annual operating expenses (including Acquired Fund Fees and Expenses) of the Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, dividend and interest expenses on securities sold short, and extraordinary expenses not incurred in the ordinary course of the Portfolio’s business) do not exceed an annual rate of average daily net assets of 1.10% for Class IB shares and 0.85% for Class K shares of the Portfolio. The Expense Limitation Arrangement may be terminated by the Adviser at any time after April 30, 2024. The Adviser may be reimbursed the amount of any such payments or waivers made after June 30, 2020, in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Portfolio’s expense ratio, after the reimbursement is taken into account, does not exceed the Portfolio’s expense cap at the time of the waiver or the Portfolio’s expense cap at the time of the reimbursement, whichever is lower.
[3]	Fee Waiver and/or Expense Reimbursement information has been restated to reflect the current Expense Limitation Arrangement.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the periods indicated, that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same, and that the Expense Limitation Arrangement is not renewed. This Example does not reflect any Contract-related fees and expenses including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions, whether you redeem or hold your shares, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class IB Shares	$112	$358	$624	$1,383
Class K Shares	$87	$280	$489	$1,092

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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Investment Strategy” is deleted in its entirety and replaced with the following:

Principal Investment Strategy: Equitable Investment Management Group, LLC (“EIM” or “Adviser”) invests the Portfolio’s assets across various equity and fixed income asset categories using a tactical asset allocation strategy. Under normal market conditions, the Portfolio invests at least 80% of its net assets, plus borrowings for investment purposes, in other mutual funds and in exchange traded securities of other investment companies. The Portfolio pursues its investment objective by investing in other mutual funds managed by the Adviser and in investment companies managed by investment managers other than the Adviser (affiliated and unaffiliated “Underlying Portfolios”) and in exchange traded securities of other investment companies (“Underlying ETFs”) comprising various equity and fixed income asset categories.

The Adviser, under the oversight of the Trust’s Board of Trustees, has established an asset allocation target for the Portfolio. This target is the approximate percentage of the Portfolio’s assets that will be invested in equity investments or fixed income investments (referred to herein as “asset classes”) as represented by the primary holdings (as described in the prospectuses) of the Underlying Portfolios and Underlying ETFs in which the Portfolio invests. The Portfolio’s current target allocation for long-term investments is approximately 40% of its assets in equity investments and approximately 58% of its assets in fixed income investments through investments in Underlying Portfolios and Underlying ETFs. The Portfolio also holds approximately 2% of its assets in cash and cash-equivalent instruments. The target allocations to the equity and fixed income asset classes may be changed by the Adviser and the Trust’s Board of Trustees without notice or shareholder approval. The Adviser will adjust the Portfolio’s allocations to the equity and fixed income asset classes using a tactical asset allocation strategy, and the Portfolio’s allocations to the equity and fixed income asset classes can deviate from the amounts shown above by up to 10% of the Portfolio’s assets based on the Adviser’s tactical views and in response to changing market conditions. In addition, the Portfolio’s actual allocations to the equity and fixed income asset classes can deviate from the amounts shown above by up to 15% of the Portfolio’s assets due to a variety of factors, including appreciation or depreciation of one or more asset classes.

Subject to the asset allocation target set forth above, the Portfolio seeks to invest its assets among the Underlying Portfolios and Underlying ETFs to achieve a diversified exposure across multiple asset categories. The asset categories of the Underlying Portfolios and Underlying ETFs in which the Portfolio currently expects to invest are as follows:

Equity Asset Categories

U.S. Large Cap Equity

U.S. Small & Mid Cap Equity

International Markets Equity

Emerging Markets Equity

Global Equity

U.S. Equity

U.S. Growth Equity

U.S. Value Equity

Fixed Income Asset Categories

Investment Grade Bond

High Yield (“Junk”) Bond

The percentage of the Portfolio’s assets exposed to an asset category will vary from time to time, and the Portfolio may not invest in all of the asset categories listed. The Adviser may allocate the Portfolio’s assets to additional asset categories in the future. The investment grade bond and high yield bond asset categories may include both U.S. and foreign (including emerging markets) issuers. The Portfolio may invest up to 25% of its total assets in the high yield bond asset category. The Portfolio is not limited with respect to the maturity, duration or credit quality of the fixed income securities in which it invests. The Underlying Portfolios and Underlying ETFs may invest in fixed income investments of any maturity, duration or credit quality. The fixed income investments in which the Underlying Portfolios and Underlying ETFs may invest include primarily government, corporate, and investment grade agency mortgage-backed and asset-backed securities.

The Adviser employs a tactical asset allocation strategy in managing the Portfolio’s weightings in the asset classes and asset categories in which the Portfolio may invest. Pursuant to this strategy, the Adviser will make periodic tactical adjustments to the Portfolio’s weightings toward asset classes and asset categories that, in the Adviser’s view, offer the opportunity to enhance the Portfolio’s performance. In determining the weightings for each asset class and asset category, the Adviser will consider, among other things, momentum factors to determine the relative attractiveness of each asset class or asset category, as well as the overall level and trend of volatility in the market. Momentum is the tendency of investments to exhibit persistence in their performance. Volatility is a measure of the magnitude of changes in market or portfolio returns, without regard to the direction of those changes. When momentum deteriorates in a particular asset class or asset category, or the level of volatility in the market increases, the Adviser may reduce the Portfolio’s exposure to a particular asset class or asset category and to equity markets more generally. The Adviser reviews the Portfolio’s asset allocations at least monthly, or more frequently as needed, to consider adjusting the allocations based on the Adviser’s evolving investment views amid changing market conditions. If the Adviser reduces the Portfolio’s exposure to equity investments in certain market environments, the Portfolio may forgo some of the returns that can be associated with periods of rising equity values.

In addition, the Portfolio may invest in Underlying Portfolios and Underlying ETFs that employ derivatives (primarily options, futures contracts, forwards and swaps) for a variety of purposes, including to reduce risk, to seek enhanced returns from certain asset classes, and to leverage exposure to certain asset classes.

The Adviser selects the Underlying Portfolios and Underlying ETFs in which to invest the Portfolio’s assets. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace or eliminate existing Underlying Portfolios and Underlying ETFs without notice or shareholder approval. The Underlying Portfolios and Underlying ETFs have been selected to represent a reasonable spectrum of investment options for the Portfolio. The Adviser has based the asset allocation target percentages for the Portfolio on the degree to which it believes the Underlying Portfolios and Underlying ETFs, in combination, are appropriate for the Portfolio’s investment objective. The Adviser may sell the Portfolio’s holdings for a variety of reasons, including to invest in an Underlying Portfolio or Underlying ETF believed to offer superior investment opportunities.

The Underlying ETFs are investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market and may be purchased and sold throughout the trading day based on their market price. Generally, each Underlying ETF seeks to track a securities index or a basket of securities that an “index provider” (such as Standard & Poor’s, Dow Jones, Russell or Morgan Stanley Capital International (“MSCI”)) selects as representative of a market, market segment, industry sector, country or geographic region. An Underlying ETF portfolio generally holds the same stocks or bonds as the index it seeks to track (or it may hold a representative sample of such securities). Accordingly, each Underlying ETF is designed so that its performance, before fees and expenses, will correspond closely with that of the index it seeks to track.

The Portfolio also may lend its portfolio securities to earn additional income.

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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Risks” is amended by deleting “Mid-Cap, Small-Cap and Micro-Cap Company Risk”, “U.S. Government Securities Risk”, “Sector Risk”, “Cash Management Risk”, “Convertible Securities Risk”, “Counterparty Risk”, “Distressed Companies Risk”, “ETFs Risk”, “Index Strategy Risk”, “Inflation-Indexed Bonds Risk”, “Inverse Floaters Risk”, “Loan Risk”, “Portfolio Turnover Risk”, “Preferred Stock Risk”, “Privately Placed and Other Restricted Securities Risk”, and “Risks of Investing in Other Investment Companies” and adding the following:

Risks Related to Investments in Underlying Portfolios and Underlying ETFs — The Portfolio’s shareholders will indirectly bear the fees and expenses paid by the Underlying Portfolios and Underlying ETFs in which it invests, in addition to the Portfolio’s direct fees and expenses. The cost of investing in the Portfolio, therefore, may be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Portfolio’s performance depends upon a favorable allocation by the Adviser among the Underlying Portfolios and Underlying ETFs, as well as the ability of the Underlying Portfolios and Underlying ETFs to generate favorable performance. The Underlying Portfolios’ and Underlying ETFs’ investment programs may not be complementary, which could adversely affect the Portfolio’s performance. The Portfolio’s net asset value is subject to fluctuations in the net asset values of the Underlying Portfolios and the market values of the Underlying ETFs in which it invests. The Portfolio is also subject to the risks associated with the securities or other investments in which the Underlying Portfolios and Underlying ETFs invest, and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the Underlying Portfolios and Underlying ETFs to meet their investment objectives. The Portfolio and the Underlying Portfolios and Underlying ETFs are subject to certain general investment risks, including market risk, asset class risk, issuer-specific risk, investment style risk, portfolio management risk, and regulatory risk. In addition, to the extent the Portfolio invests in Underlying Portfolios or Underlying ETFs that invest in equity securities, fixed income securities, and/or foreign securities, the Portfolio is subject to the risks associated with investing in such securities. An index-based ETF’s performance may not match that of the index it seeks to track. An actively managed ETF’s performance will reflect its adviser’s ability to make investment decisions that are suited to achieving the ETF’s investment objective. It is also possible that an active trading market for an Underlying ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investment in the Underlying ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular Underlying Portfolio or Underlying ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the Underlying Portfolio or Underlying ETF, which will vary.

Affiliated Portfolio Risk — The Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among Underlying Portfolios and Underlying ETFs because the Adviser and its affiliates earn fees for managing, administering, and providing other services to the affiliated Underlying Portfolios, but not the unaffiliated Underlying Portfolios or the Underlying ETFs. In addition, the Adviser is subject to conflicts of interest in allocating the Portfolio’s assets among the various affiliated Underlying Portfolios because the revenue it and its affiliates receive from some of the affiliated Underlying Portfolios is higher than the revenue received from other affiliated Underlying Portfolios for the services the Adviser and its affiliates provide.

Mid-Cap and Small-Cap Company Risk — Mid-cap and small-cap companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies, all of which can negatively affect their value. In general, these risks are greater for small-cap companies than for mid-cap companies.

Momentum Risk — Momentum entails investing more in securities that have recently had higher total returns and investing less in securities that have recently had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. Momentum can turn quickly, and utilizing momentum as a factor in the investment analysis process can cause significant variation from other types of investment strategies. The Portfolio may experience significant losses if a security’s momentum stops, turns or otherwise behaves differently than predicted.

The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Investments, Risks, and Performance – Principal Risks” is amended by adding the following to the Foreign Securities Risk:

Geographic Concentration Risk — To the extent the Portfolio invests a significant portion of its assets in securities of companies domiciled, or exercising the predominant part of their economic activity, in one country or geographic region, it assumes the risk that economic, political, social and environmental conditions in that particular country or region will have a significant impact on the Portfolio’s investment performance and that the Portfolio’s performance will be more volatile than the performance of more geographically diversified funds. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Risk/Return Bar Chart and Table” is amended to include the following information:

Prior to August 19, 2022, the Portfolio had a different investment objective, had different investment policies and strategies, and was managed by a sub-adviser. If the Portfolio had historically been managed using its current investment policies and strategy, the performance of the Portfolio would have been different.

Effective August 19, 2022, the MSCI ACWI Index replaced S&P 500® Index as the Portfolio’s benchmark. The Adviser believes this benchmark is more relevant to the Portfolio’s investment strategy and better reflects the markets in which the Portfolio invests. In addition, Equitable Conservative Growth MF/ETF Index (40% MSCI ACWI Index and 60% Bloomberg U.S. Aggregate Bond Index) replaced the 1290 VT DoubleLine Dynamic Allocation Index (60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index).

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The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Who Manages the Portfolio – Investment Adviser: Equitable Investment Management Group, LLC – Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers: The members of the team that are jointly and primarily responsible for selecting the Underlying Portfolios and Underlying ETFs in which the Portfolio invests are:

Name	Title	Date Began Managing the Portfolio
Kenneth T. Kozlowski, CFP®, CLU, ChFC	Executive Vice President and Chief Investment Officer of EIM	August 2012
Alwi Chan, CFA®	Senior Vice President and Deputy Chief Investment Officer of EIM	August 2012
Xavier Poutas, CFA®	Vice President and Assistant Portfolio Manager of EIM	August 2022
Miao Hu, CFA®	Vice President and Assistant Portfolio Manager of EIM	August 2022
Kevin McCarthy	Assistant Portfolio Manager of EIM	August 2022
James Chen, CFA®, FRM®	Assistant Portfolio Manager of EIM	August 2022

The section of the Portfolio’s Summary Prospectus and Prospectus entitled “Who Manages the Portfolio – Sub-Adviser: DoubleLine Capital LP” is deleted in its entirety.

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The section of the Prospectus entitled “More Information on Fees and Expenses – Advisory Fees” is amended to include the following information:

The following table shows the contractual rate of the advisory fee (as a percentage of the Portfolio’s average daily net assets) payable by the Equitable Conservative Growth MF/ETF Portfolio effective August 19, 2022.

Portfolio	First $2 Billion	Next $2 Billion	Next $2 Billion	Next $3 Billion	Thereafter
Equitable Conservative Growth MF/ETF Portfolio	0.1500%	0.1425%	0.1400%	0.1375%	0.1350%

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The section of the Prospectus entitled “More Information on Fees and Expenses – Expense Limitation Agreement” is amended to include the following information:

Expense Limitation Provisions

	Total Expenses Limited to (% of average daily net assets)
Portfolio	Class IB Shares	Class K Shares
Equitable Conservative Growth MF/ETF Portfolio*****	1.10%	0.85%
*****	Effective August 19, 2022. Expense Limitation is in effect through April 30, 2024.

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Effective August 19, 2022, for administrative services, the Portfolio will pay the Administrator its proportionate share of a higher asset-based administration fee, subject to a higher minimum annual fee of $32,500. The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the Aggregated Portfolios of the Trust; 0.110% of the next $20 billion; 0.875% of the next $20 billion; and 0.0775% on the next $20 billion, 0.0750% on the next $20 billion; and 0.0725% thereafter. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “More Information on Fees and Expenses – Administrative Fees” is amended by: (i) adding “Equitable Conservative Growth MF/ETF Portfolio” to the list of Portfolios in the first sentence of the fourth paragraph, and (ii) deleting “1290 VT DoubleLine Dynamic Allocation Portfolio” from the list of Portfolios in the first sentence of the second paragraph.

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The section of the Prospectus entitled “More Information on Strategies, Risks, Benchmarks and Underlying ETFs – Benchmarks” is amended to remove the 1290 VT DoubleLine Dynamic Allocation Portfolio Index and include the following information:

Equitable Conservative Growth MF/ETF Index† is a hypothetical combination of unmanaged indexes. The composite index combines the total return of the MSCI ACWI Index at a weighting of 40% and the Bloomberg U.S. Aggregate Bond Index at a weighting of 60%.

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The section of the Prospectus entitled “More Information on Strategies, Risks, Benchmarks and Underlying ETFs” is amended to include the following information:

Underlying Portfolios and Underlying ETFs

The following is additional information regarding the Underlying Portfolios and Underlying ETFs in which the Equitable Conservative Growth MF/ETF Portfolio may invest, including investment objectives, principal investment strategies and principal investment risks identified by the Underlying Portfolios and Underlying ETFs. If you would like more information about the Underlying Portfolios or Underlying ETFs, their Prospectuses and Statements of Additional Information are available by contacting your financial professional. The information below is derived from disclosures contained in each Underlying Portfolio’s and Underlying ETF’s Prospectus. The Adviser makes no representations regarding the accuracy or completeness of this information. The Adviser may add new Underlying Portfolios and Underlying ETFs or replace existing Underlying Portfolios and Underlying ETFs without notice or shareholder approval. The Adviser’s selection of Underlying ETFs may have a positive or negative impact on its revenues and/or profits.

Underlying Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

EQUITY
1290 GAMCO Small/Mid Cap Value Fund	Seeks to maximize capital appreciation.	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of small- and mid-capitalization companies. For the fund, small-capitalization companies generally are companies with a market capitalization less than $3 billion at the time of investment, and mid-capitalization companies generally are companies with a market capitalization between $3 billion and $12 billion at the time of investment. The fund also may invest up to 20% of its net assets in foreign securities.

•  Market Risk

•  Equity Risk

•  Mid-Cap and Small-Cap Company Risk

•  Investment Style Risk

•  Sector Risk

•  Portfolio Management Risk

•  Foreign Securities Risk

•  Large Shareholder Risk

•  Preferred Stock Risk

•  Securities Lending Risk

1290 SmartBeta Equity Fund	Seeks to achieve long-term capital appreciation.	Under normal market conditions, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities. The fund invests primarily in equity securities of U.S. companies and foreign companies in developed markets. The fund may invest in large-, mid- and small capitalization companies and will be broadly diversified across companies and industries. The Sub-Adviser’s SmartBeta™ Equity strategy seeks to achieve, over a full market cycle, above-market returns with less volatility compared to the equity markets as a whole.

•  Market Risk

•  Equity Risk

•  Large-Cap Company Risk

•  Mid-Cap and Small-Cap Company Risk

•  Quantitative Investing Risk

•  Investment Strategy Risk

•  Portfolio Management Risk

•  ESG Considerations Risk

•  Foreign Securities Risk

•  Large Shareholder Risk

•  Sector Risk

•  Securities Lending Risk

Underlying Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
AB Small Cap Growth Portfolio	Seeks long-term growth of capital.	Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of smaller companies. For these purposes, “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). The fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. The fund may invest in foreign securities. The fund may enter into derivatives transactions, such as options, futures contracts, forwards, and swaps.	• Market Risk • Sector Risk • Capitalization Risk • Foreign (Non-U.S.) Risk • Management Risk
iShares® Core S&P Total U.S. Stock Market ETF	Seeks to track the investment results of a broad-based index composed of U.S. equities.	The fund employs an indexing investment approach designed to track the performance of the S&P Total Market Index™ (“Index”). The fund invests in a representative sample of securities that collectively has an investment profile similar to that of the Index. The fund generally will invest at least 80% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the fund’s adviser, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund’s performance track the Index.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Small-Capitalization Companies Risk

•  Technology Sector Risk

•  Tracking Error Risk

Underlying Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® Core S&P U.S. Growth ETF	Seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.	The fund employs an indexing investment approach designed to track the performance of the S&P 900 Growth Index (“Index”). The fund invests in a representative sample of securities that collectively has an investment profile similar to that of the Index. The fund generally will invest at least 80% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the fund’s adviser, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund’s performance track the Index.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Consumer Discretionary Sector Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Growth Securities Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  Non-Diversification Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Technology Sector Risk

•  Tracking Error Risk

iShares® Core S&P U.S. Value ETF	Seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.	The fund employs an indexing investment approach designed to track the performance of the S&P 900 Value Index (“Index”). The fund invests in a representative sample of securities that collectively has an investment profile similar to that of the Index. The fund generally will invest at least 80% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the fund’s adviser, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund’s performance track the Index.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Concentration Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Mid-Capitalization Companies Risk

•  Operational Risk

•  Passive Investment Risk

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Tracking Error Risk

•  Value Securities Risk

Underlying Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
iShares® MSCI Global Min Vol Factor ETF	Seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets.	The fund employs an indexing investment approach designed to track the performance of the MSCI ACWI Minimum Volatility (USD) Index (“Index”). The fund invests in a representative sample of securities that collectively has an investment profile similar to that of the Index. The fund generally will invest at least 80% of its assets in the component securities of the Index and in investments that have economic characteristics that are substantially identical to the component securities of the Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the fund’s adviser, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund’s performance track the Index.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Calculation Methodology Risk

•  Concentration Risk

•  Consumer Staples Sector Risk

•  Currency Risk

•  Cybersecurity Risk

•  Equity Securities Risk

•  Financials Sector Risk

•  Geographic Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Information Technology Sector Risk

•  Issuer Risk

•  Large-Capitalization Companies Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  National Closed Market Trading Risk

•  Non-U.S. Securities Risk (Asian Economic Risk)

•  Operational Risk

•  Passive Investment Risk

•  Reliance on Trading Partners Risk (Asian Economic Risk, North American Economic Risk, and U.S. Economic Risk)

•  Risk of Investing in China

•  Risk of Investing in Developed Countries

•  Risk of Investing in Russia

•  Risk of Investing in Saudi Arabia

•  Saudi Arabia Broker Risk

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Security Risk

•  Structural Risk

•  Tracking Error Risk

•  Valuation Risk

•  Volatility Risk

Underlying Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
SPDR® Portfolio Developed World ex-US ETF	Seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the developed world (ex-US) equity markets.	In seeking to track the performance of the S&P Developed Ex-U.S. BMI Index (the “Index”), the fund employs a sampling strategy, which means that the fund is not required to purchase all of the securities represented in the Index. Under normal market conditions, the fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in depositary receipts based on securities comprising the Index. In addition, the fund may invest in equity securities that are not included in the Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds.

•  Market Risk

•  Equity Investing Risk

•  Non-U.S. Securities Risk

•  Fluctuation of Net Asset Value, Share Premiums and Discounts Risk

•  Counterparty Risk

•  Currency Risk

•  Depositary Receipts Risk

•  Derivatives Risk

•  Financial Sector Risk

•  Geographic Focus Risk (Europe, Japan)

•  Risk

•  Indexing Strategy/Index Tracking Risk

•  Industrial Sector Risk

•  Liquidity Risk

•  Non-Diversification Risk

•  Unconstrained Sector Risk

Vanguard FTSE Emerging Markets ETF	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries.	The fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index (“Index”), a market-capitalization-weighted index that is made up of approximately 4,125 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the Index in terms of key characteristics.	• Stock Market Risk • Emerging Markets Risk • Country/Regional Risk • Currency Risk • China A-Shares Risk • Index Sampling Risk • ETF Risk

Underlying Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks

FIXED INCOME
1290 Diversified Bond Fund	Seeks to maximize total return consisting of income and capital appreciation.	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a diversified portfolio of U.S. and foreign bonds or other debt securities of varying maturities and other instruments that provide investment exposure to such debt securities, including forwards or derivatives such as options, futures contracts or swap agreements. Under normal circumstances, the fund invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage-backed securities, of any maturity. Under normal circumstances, it is expected that the average portfolio duration of the fund will be within 5 years of the duration of the benchmark. As of December 31, 2020, the average duration of the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, was 6.26 years.

•  Market Risk

•  Credit Risk

•  Interest Rate Risk

•  Investment Grade Securities Risk

•  Non-Investment Grade Securities Risk

•  Derivatives Risk

•  Leveraging Risk

•  Government Securities Risk

•  Foreign Securities Risk

•  Hedging Risk

•  Portfolio Management Risk

•  Cash Management Risk

•  Collateralized Loan Obligations Risk

•  Dollar Roll and Sale-Buyback Transactions Risk

•  Futures Contract Risk

•  Inflation-Indexed Bonds Risk

•  Liquidity Risk

•  Loan Risk

•  Mortgage-Related and Other Asset-Backed Securities Risk

•  Portfolio Turnover Risk

•  Prepayment Risk and Extension Risk

•  Privately Placed and Other Restricted Securities Risk

•  Redemption Risk

•  Sector Risk

•  Securities Lending Risk

•  Variable and Floating Rate Securities Risk

•  When-Issued and Delayed Delivery Securities and Forward Commitment Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

Underlying Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
1290 High Yield Bond Fund	Seeks to maximize current income.	Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, in a broad range of high-yield, below investment-grade bonds. It is expected that the fund will invest primarily in high-yield corporate bonds as well as floating rate loans, and participations in and assignments of loans. The fund may invest up to 25% of its net assets in debt securities of issuers located outside the United States, including emerging markets issuers and U.S. dollar-denominated securities of non-U.S. issuers.

•  Market Risk

•  Non-Investment Grade Securities Risk

•  Credit Risk

•  Liquidity Risk

•  Sector Risk

•  Loan Risk

•  Interest Rate Risk

•  Portfolio Management Risk

•  Foreign Securities Risk

•  Investment Grade Securities Risk

•  Large Shareholder Risk

•  Leveraging Risk

•  Prepayment Risk and Extension Risk

•  Privately Placed and Other Restricted Securities Risk

•  Redemption Risk

•  Securities Lending Risk

•  Zero Coupon and Pay-in-Kind Securities Risk

iShares® Broad USD High Yield Corporate Bond ETF	Seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.	The fund employs an indexing investment approach designed to track the performance of the ICE BofA US High Yield Constrained Index (“Index”). The fund invests in a representative sample of securities that collectively has an investment profile similar to that of the Index. The fund generally will invest at least 90% of its assets in the component securities of the Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by the fund’s adviser, as well as in securities not included in the Index, but which the fund’s adviser believes will help the fund’s performance track the Index.

•  Asset Class Risk

•  Authorized Participant Concentration Risk

•  Call Risk

•  Concentration Risk

•  Credit Risk

•  Cybersecurity Risk

•  Energy Sector Risk

•  Geographic Risk

•  High Yield Securities Risk

•  Illiquid Investments Risk

•  Income Risk

•  Index-Related Risk

•  Infectious Illness Risk

•  Interest Rate Risk

•  Issuer Risk

•  Management Risk

•  Market Risk

•  Market Trading Risk

•  Operational Risk

•  Passive Investment Risk

•  Privately Issued Securities Risk

•  Risk of Investing in the U.S.

•  Securities Lending Risk

•  Tracking Error Risk

•  Value Securities Risk

Underlying Portfolio/ETF	Investment Objective	Principal Investment Strategy	Principal Investment Risks
Vanguard Intermediate-Term Corporate Bond ETF	Seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.	The fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. 5-10 Year Corporate Bond Index (the “Index”). This Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 5 and 10 years. The fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and under normal circumstances, at least 80% of the fund’s assets will be invested in bonds included in the Index.	• Credit Risk • Interest Rate Risk • Income Risk • Liquidity Risk • Index Sampling Risk • ETF Risk
Vanguard Total Bond Market ETF	Seeks to track the performance of a broad, market-weighted bond index.	The fund employs an indexing investment approach designed to track the performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Index (“Index”). This Index represents a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities — all with maturities of more than 1 year. The fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the fund’s investments will be selected through the sampling process, and at least 80% of the fund’s assets will be invested in bonds held in the Index.	• Interest Rate Risk • Income Risk • Prepayment Risk • Extension Risk • Call Risk • Credit Risk • Index Sampling Risk • Liquidity Risk • ETF Risk